Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period, including noncontrolling interest	$ (39,815,021)	$ (3,923,998)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	2,052,411	566,110
Share based compensation	1,761,785	253,728
Change in fair value of digital assets	406,345	(157,923)
Intangible assets (FIL) revenue	(133,235)	(219,763)
Intangible assets (FIL) cost of revenue	141,338	118,497
Amortization of Intangible assets	1,650,000	564,671
Income tax (benefit) expense	(216,234)	32,908
Unrealized (gains) losses on foreign currency exchange	(1,106,756)	956,560
Change in fair value of convertible notes	26,030,635
Change in fair value of warranty liability	(445,000)
Gain on sale of fixed property and equipment	(945,662)	(273,273)
Bad debt expense	73,434
Debt issuance costs	5,935,530
Changes in assets and liabilities:
Trade and other receivables	181,427	(759,340)
Other current assets	(239,242)	27,285
Other long-term assets	8,963
Trade and other payables	(531,597)	608,545
Other current liabilities	2,551,932
Net cash flows from/(used in) operating activities	(2,638,947)	(2,205,993)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash received from DSS acquisition		55,836
Purchase of certificates of deposit	(86,828)	(264,363)
Payment for the purchase of property and equipment	(10,950,712)	(2,947,244)
Proceeds from sales of digital assets	339,412	119,268
Investment - Texas Critical Data Centers JV	(3,414,432)
Cash received as initial deposit related to the sale of TCDC investment	150,000
Proceeds from sale of property and equipment	156,965
Net cash flows from/(used in) investing activities	(13,805,595)	(3,036,503)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock, net of issuance costs	481,299	10,184,394
Issuance costs related to capital raise	(5,731,313)	(622,231)
Proceeds from debt issuance with related parties		419,601
Proceeds from issuance of preferred shares		42,000
Cash received from convertible note issuance	89,221,502
Payment for lease liabilities	(3,176,273)
Proceeds from issuance of note payable	2,249,124
Net cash flows from/(used in) financing activities	83,044,339	10,023,764
Effect of exchange rates changes on cash and cash equivalents	48,422	(356,667)
Net cash increase/(decreases) in cash and cash equivalents	66,648,219	4,424,601
Cash and cash equivalents at beginning of period	4,424,805	204
Cash and cash equivalents at end of period	$ 71,073,024	$ 4,424,805